NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Subsidiaries and Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
329,854 shares (cost $3,440,488)	$4,129,770
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
930,668 shares (cost $12,607,699)	14,053,082
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,103,422 shares (cost $16,167,633)	19,276,775
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
839,399 shares (cost $8,742,421)	8,855,661
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,322,356 shares (cost $34,410,815)	42,924,841
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
4,373,664 shares (cost $46,173,660)	58,782,042
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,490,107 shares (cost $15,082,201)	17,568,364
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
546,834 shares (cost $5,568,092)	5,796,445
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
113,961 shares (cost $1,164,537)	1,196,586
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
113,019 shares (cost $591,844)	611,289
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
801,949 shares (cost $4,126,000)	4,259,473
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2,897,673 shares (cost $15,106,392)	15,568,326
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,728,913 shares (cost $115,128,638)	155,391,671
Variable Insurance Portfolios - Balanced (WRBP)
3,522,540 shares (cost $32,001,646)	36,839,080
Variable Insurance Portfolios - Bond (WRBDP)
8,509,580 shares (cost $47,413,225)	46,712,489
Variable Insurance Portfolios - Core Equity (WRCEP)
4,444,723 shares (cost $53,026,444)	67,262,881
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
4,210,428 shares (cost $29,860,956)	38,079,954
Variable Insurance Portfolios - Energy (WRENG)
1,385,468 shares (cost $7,465,183)	10,396,273
Variable Insurance Portfolios - Global Bond (WRGBP)
836,833 shares (cost $4,260,544)	4,315,298
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
3,585,186 shares (cost $19,127,991)	19,477,954
Variable Insurance Portfolios - Growth (WRGP)
4,306,070 shares (cost $43,321,760)	57,411,538
Variable Insurance Portfolios - High Income (WRHIP)
12,369,918 shares (cost $41,494,692)	49,428,955
Variable Insurance Portfolios - International Growth (WRIP)
1,736,250 shares (cost $14,530,071)	17,041,117
Variable Insurance Portfolios - International Core Equity (WRI2P)
806,723 shares (cost $12,694,859)	15,933,104
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
839,772 shares (cost $4,193,344)	4,104,638
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
318,657 shares (cost $6,411,577)	10,125,362
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
3,089,995 shares (cost $22,709,813)	33,134,945

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Insurance Portfolios - Money Market (WRMMP)
24,018,201 shares (cost $24,018,201)	24,018,201
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
11,175,580 shares (cost $50,402,629)	66,465,643
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
13,732,312 shares (cost $71,484,316)	79,224,454
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
106,296,098 shares (cost $520,520,751)	652,211,597
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
120,400,924 shares (cost $598,304,493)	767,868,931
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
34,209,088 shares (cost $172,507,424)	206,451,847
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,421,808 shares (cost $8,601,953)	11,234,419
Variable Insurance Portfolios - Science and Technology (WRSTP)
2,017,288 shares (cost $34,002,791)	53,627,393
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,403,286 shares (cost $13,575,656)	19,304,869
Variable Insurance Portfolios - Small Cap Value (WRSCV)
511,766 shares (cost $7,188,135)	10,184,511
Variable Insurance Portfolios - Value (WRVP)
3,727,527 shares (cost $22,745,590)	29,133,609

Total Investments	$2,678,403,387

Accounts Payable	(119)

$2,678,403,268

Contract Owners’ Equity:
Accumulation units	2,672,090,976
Contracts in payout (annuitization) period (note 1f)	6,312,292

Total Contract Owners’ Equity (note 5)	$2,678,403,268

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$30,411,870	61,572	223,717	311,753	151,277	690,296	926,093	296,813
Mortality and expense risk charges (note 2)	(34,317,668)	(70,127)	(172,806)	(226,068)	(106,930)	(588,915)	(778,487)	(242,178)

Net investment income (loss)	(3,905,798)	(8,555)	50,911	85,685	44,347	101,381	147,606	54,635

Realized gain (loss) on investments	20,452,816	(41,635)	140,075	169,362	145,785	91,457	(290,315)	174,699
Change in unrealized gain (loss) on investments	352,480,985	868,094	986,021	2,276,872	(50,824)	5,524,781	10,618,215	994,721

Net gain (loss) on investments	372,933,801	826,459	1,126,096	2,446,234	94,961	5,616,238	10,327,900	1,169,420

Reinvested capital gains	84,583,624	-	110,887	259,056	129,973	-	-	217,231

Net increase (decrease) in contract owners’ equity resulting from operations	$453,611,627	817,904	1,287,894	2,790,975	269,281	5,717,619	10,475,506	1,441,286

Investment Activity:	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP
Reinvested dividends	$82,770	18,540	-	-	-	1,885,195	477,415	1,904,495
Mortality and expense risk charges (note 2)	(22,253)	(4,147)	(1,529)	(10,170)	(29,497)	(2,312,852)	(527,208)	(808,093)

Net investment income (loss)	60,517	14,393	(1,529)	(10,170)	(29,497)	(427,657)	(49,793)	1,096,402

Realized gain (loss) on investments	2,465	308	79	2,689	7,145	3,889,641	548,453	648,928
Change in unrealized gain (loss) on investments	228,352	32,048	19,445	133,473	461,933	27,197,320	3,323,810	(4,629,569)

Net gain (loss) on investments	230,817	32,356	19,524	136,162	469,078	31,086,961	3,872,263	(3,980,641)

Reinvested capital gains	6,138	3,715	520	2,051	5,568	-	2,744,346	900,620

Net increase (decrease) in contract owners’ equity resulting from operations	$297,472	50,464	18,515	128,043	445,149	30,659,304	6,566,816	(1,983,619)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP
Reinvested dividends	$327,423	572,091	-	-	-	229,695	2,297,611	144,447
Mortality and expense risk charges (note 2)	(960,703)	(573,601)	(140,105)	(46,729)	(287,926)	(850,289)	(716,273)	(232,123)

Net investment income (loss)	(633,280)	(1,510)	(140,105)	(46,729)	(287,926)	(620,594)	1,581,338	(87,676)

Realized gain (loss) on investments	846,039	951,828	(141,801)	20,137	(2,493,902)	2,469,439	1,137,628	(380,715)
Change in unrealized gain (loss) on investments	11,492,752	7,036,418	2,385,446	45,945	3,954,959	9,807,953	1,331,318	2,747,126

Net gain (loss) on investments	12,338,791	7,988,246	2,243,645	66,082	1,461,057	12,277,392	2,468,946	2,366,411

Reinvested capital gains	4,820,300	777,411	32,941	-	-	4,106,077	-	309,069

Net increase (decrease) in contract owners’ equity resulting from operations	$16,525,811	8,764,147	2,136,481	19,353	1,173,131	15,762,875	4,050,284	2,587,804

Investment Activity:	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP
Reinvested dividends	$234,708	-	-	-	4,418	780,150	988,027	6,733,094
Mortality and expense risk charges (note 2)	(213,604)	(52,700)	(118,983)	(502,937)	(307,514)	(851,320)	(1,026,872)	(7,972,134)

Net investment income (loss)	21,104	(52,700)	(118,983)	(502,937)	(303,096)	(71,170)	(38,845)	(1,239,040)

Realized gain (loss) on investments	(767,829)	(25,379)	192,944	1,406,550	-	263,591	1,542,063	2,660,005
Change in unrealized gain (loss) on investments	3,768,560	3,595	3,096,517	5,632,133	-	9,994,087	4,524,693	81,057,526

Net gain (loss) on investments	3,000,731	(21,784)	3,289,461	7,038,683	-	10,257,678	6,066,756	83,717,531

Reinvested capital gains	-	3,495	321,022	1,018,298	-	3,626,993	2,928,839	21,450,296

Net increase (decrease) in contract owners’ equity resulting from operations	$3,021,835	(70,989)	3,491,500	7,554,044	(303,096)	13,813,501	8,956,750	103,928,787

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$8,206,681	2,438,108	131,413	-	-	79,449	214,619
Mortality and expense risk charges (note 2)	(9,310,056)	(2,623,697)	(171,687)	(638,588)	(242,610)	(139,553)	(436,404)

Net investment income (loss)	(1,103,375)	(185,589)	(40,274)	(638,588)	(242,610)	(60,104)	(221,785)

Realized gain (loss) on investments	2,898,252	2,797,843	77,525	473,869	302,188	231,744	501,661
Change in unrealized gain (loss) on investments	108,825,415	18,331,272	(66,247)	16,466,543	5,552,640	1,814,839	6,692,803

Net gain (loss) on investments	111,723,667	21,129,115	11,278	16,940,412	5,854,828	2,046,583	7,194,464

Reinvested capital gains	29,782,498	7,257,330	-	2,491,854	-	587,691	689,405

Net increase (decrease) in contract owners’ equity resulting from operations	$140,402,790	28,200,856	(28,996)	18,793,678	5,612,218	2,574,170	7,662,084

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		GVIDA		NVDBL2		NVDCA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,905,798)	(7,676,109)	(8,555)	(11,506)	50,911	39,106	85,685	74,126
Realized gain (loss) on investments	20,452,816	31,093	(41,635)	(122,072)	140,075	124,022	169,362	78,955
Change in unrealized gain (loss) on investments	352,480,985	141,904,867	868,094	536,499	986,021	314,259	2,276,872	947,764
Reinvested capital gains	84,583,624	60,233,976	-	-	110,887	84,368	259,056	159,224

Net increase (decrease) in contract owners’ equity resulting from operations	453,611,627	194,493,827	817,904	402,921	1,287,894	561,755	2,790,975	1,260,069

Equity transactions:
Purchase payments received from contract owners (note 3)	159,328,327	193,188,331	204,741	3,490	3,786,875	2,296,678	740,683	1,393,464
Transfers between funds	-	-	66,219	(30,450)	208,734	452,420	1,660,109	1,525,095
Redemptions (note 3)	(140,418,743)	(110,814,391)	(203,585)	(173,258)	(408,549)	(259,194)	(341,657)	(143,268)
Annuity benefits	(292,237)	(293,446)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,338,790)	(13,200,655)	(440)	(582)	(82,256)	(54,538)	(178,157)	(132,232)
Contingent deferred sales charges (note 2)	(1,278,090)	(1,409,190)	(24)	(8,010)	(739)	(10,727)	(15,100)	(5,073)
Adjustments to maintain reserves	(1,739)	(1,561)	(23)	(8)	(80)	16	(49)	(9)

Net equity transactions	1,998,728	67,469,088	66,888	(208,818)	3,503,985	2,424,655	1,865,829	2,637,977

Net change in contract owners’ equity	455,610,355	261,962,915	884,792	194,103	4,791,879	2,986,410	4,656,804	3,898,046
Contract owners’ equity beginning of period	2,222,792,913	1,960,829,998	3,244,981	3,050,878	9,261,172	6,274,762	14,619,955	10,721,909

Contract owners’ equity end of period	$2,678,403,268	2,222,792,913	4,129,773	3,244,981	14,053,051	9,261,172	19,276,759	14,619,955

CHANGES IN UNITS:
Beginning units	183,834,020	176,346,115	353,358	377,969	692,844	505,634	1,009,066	819,775
Units purchased	25,024,020	30,330,124	34,720	2,580	311,327	273,718	165,019	233,294
Units redeemed	(23,166,518)	(22,842,219)	(28,151)	(27,191)	(64,597)	(86,508)	(45,369)	(44,003)

Ending units	185,691,522	183,834,020	359,927	353,358	939,574	692,844	1,128,716	1,009,066

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDC		GVIDM		GVDMA		GVDMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,347	33,498	101,381	82,936	147,606	121,299	54,635	43,630
Realized gain (loss) on investments	145,785	180,279	91,457	(615,042)	(290,315)	(1,319,434)	174,699	(29,469)
Change in unrealized gain (loss) on investments	(50,824)	(50,821)	5,524,781	3,930,741	10,618,215	7,172,490	994,721	898,408
Reinvested capital gains	129,973	97,413	-	-	-	-	217,231	67,734

Net increase (decrease) in contract owners’ equity resulting from operations	269,281	260,369	5,717,619	3,398,635	10,475,506	5,974,355	1,441,286	980,303

Equity transactions:
Purchase payments received from contract owners (note 3)	1,473,421	624,303	278,115	1,026,395	439,987	119,577	1,866,153	882,517
Transfers between funds	3,823	904,148	213,290	(1,442,062)	(1,030,767)	(2,053,132)	(510,522)	(402,684)
Redemptions (note 3)	(208,737)	(761,526)	(1,870,193)	(1,393,326)	(3,051,828)	(1,811,105)	(997,140)	(641,902)
Annuity benefits	-	-	(6,502)	(6,039)	(6,372)	(5,703)	-	-
Contract maintenance charges (note 2)	(63,061)	(51,637)	(286,300)	(267,420)	(387,002)	(390,104)	(107,022)	(98,937)
Contingent deferred sales charges (note 2)	(1,592)	(8,200)	(32,423)	(28,829)	(40,067)	(31,064)	(19,766)	(15,356)
Adjustments to maintain reserves	(29)	(23)	357	(61)	(96)	(55)	(77)	(9)

Net equity transactions	1,203,825	707,065	(1,703,656)	(2,111,342)	(4,076,145)	(4,171,586)	231,626	(276,371)

Net change in contract owners’ equity	1,473,106	967,434	4,013,963	1,287,293	6,399,361	1,802,769	1,672,912	703,932
Contract owners’ equity beginning of period	7,382,543	6,415,109	38,911,224	37,623,931	52,382,638	50,579,869	15,895,422	15,191,490

Contract owners’ equity end of period	$8,855,649	7,382,543	42,925,187	38,911,224	58,781,999	52,382,638	17,568,334	15,895,422

CHANGES IN UNITS:
Beginning units	660,619	596,408	3,713,283	3,922,763	5,261,702	5,698,777	1,450,762	1,479,409
Units purchased	281,351	203,587	188,331	274,077	42,789	41,305	275,782	252,566
Units redeemed	(176,652)	(139,376)	(338,715)	(483,557)	(410,649)	(478,380)	(257,630)	(281,213)

Ending units	765,318	660,619	3,562,899	3,713,283	4,893,842	5,261,702	1,468,914	1,450,762

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPG2		IDPGI2		WRPMAV		WRPMCV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$60,517	-	14,393	-	(1,529)	-	(10,170)	-
Realized gain (loss) on investments	2,465	-	308	-	79	-	2,689	-
Change in unrealized gain (loss) on investments	228,352	-	32,048	-	19,445	-	133,473	-
Reinvested capital gains	6,138	-	3,715	-	520	-	2,051	-

Net increase (decrease) in contract owners’ equity resulting from operations	297,472	-	50,464	-	18,515	-	128,043	-

Equity transactions:
Purchase payments received from contract owners (note 3)	5,406,320	-	1,146,764	-	592,774	-	4,020,009	-
Transfers between funds	94,422	-	195	-	-	-	122,567	-
Redemptions (note 3)	(1,766)	-	(836)	-	-	-	(11,146)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(22)	-	(9)	-	(11)	-	13	-

Net equity transactions	5,498,954	-	1,146,114	-	592,763	-	4,131,443	-

Net change in contract owners’ equity	5,796,426	-	1,196,578	-	611,278	-	4,259,486	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$5,796,426	-	1,196,578	-	611,278	-	4,259,486	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	539,568	-	112,378	-	56,681	-	403,372	-
Units redeemed	(171)	-	(81)	-	-	-	(1,067)	-

Ending units	539,397	-	112,297	-	56,681	-	402,305	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMMV		WRASP		WRBP		WRBDP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(29,497)	-	(427,657)	(651,404)	(49,793)	(34,387)	1,096,402	904,744
Realized gain (loss) on investments	7,145	-	3,889,641	(231,951)	548,453	566,285	648,928	728,653
Change in unrealized gain (loss) on investments	461,933	-	27,197,320	23,055,761	3,323,810	593,988	(4,629,569)	241,245
Reinvested capital gains	5,568	-	-	-	2,744,346	1,589,797	900,620	451,686

Net increase (decrease) in contract owners’ equity resulting from operations	445,149	-	30,659,304	22,172,406	6,566,816	2,715,683	(1,983,619)	2,326,328

Equity transactions:
Purchase payments received from contract owners (note 3)	14,684,479	-	6,076,871	3,687,136	1,885,213	1,746,091	1,477,100	1,941,583
Transfers between funds	440,580	-	(5,781,808)	(6,378,510)	1,732,888	1,126,967	(4,895,191)	4,704,424
Redemptions (note 3)	(1,884)	-	(16,182,364)	(12,377,181)	(3,523,504)	(2,862,345)	(6,688,692)	(6,381,628)
Annuity benefits	-	-	(54,001)	(57,188)	(14,872)	(16,063)	(29,643)	(23,908)
Contract maintenance charges (note 2)	-	-	(21,680)	(28,648)	(3,783)	(4,428)	(5,936)	(7,346)
Contingent deferred sales charges (note 2)	-	-	(91,459)	(159,839)	(16,524)	(25,367)	(38,928)	(56,764)
Adjustments to maintain reserves	(12)	-	54	(128)	806	(79)	(785)	27

Net equity transactions	15,123,163	-	(16,054,387)	(15,314,358)	60,224	(35,224)	(10,182,075)	176,388

Net change in contract owners’ equity	15,568,312	-	14,604,917	6,858,048	6,627,040	2,680,459	(12,165,694)	2,502,716
Contract owners’ equity beginning of period	-	-	140,786,834	133,928,786	30,212,889	27,532,430	58,877,492	56,374,776

Contract owners’ equity end of period	$15,568,312	-	155,391,751	140,786,834	36,839,929	30,212,889	46,711,797	58,877,492

CHANGES IN UNITS:
Beginning units	-	-	6,015,892	6,728,233	1,982,498	1,990,544	4,488,230	4,478,753
Units purchased	1,453,555	-	594,088	550,078	344,270	443,293	554,757	948,288
Units redeemed	(265)	-	(1,232,646)	(1,262,419)	(342,814)	(451,339)	(1,355,326)	(938,811)

Ending units	1,453,290	-	5,377,334	6,015,892	1,983,954	1,982,498	3,687,661	4,488,230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRCEP		WRDIV		WRENG		WRGBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(633,280)	(548,011)	(1,510)	(185,832)	(140,105)	(132,886)	(46,729)	38,289
Realized gain (loss) on investments	846,039	541,920	951,828	508,799	(141,801)	(312,261)	20,137	3,841
Change in unrealized gain (loss) on investments	11,492,752	2,783,062	7,036,418	3,594,366	2,385,446	374,103	45,945	21,041
Reinvested capital gains	4,820,300	5,253,068	777,411	-	32,941	-	-	2,086

Net increase (decrease) in contract owners’ equity resulting from operations	16,525,811	8,030,039	8,764,147	3,917,333	2,136,481	(71,044)	19,353	65,257

Equity transactions:
Purchase payments received from contract owners (note 3)	3,890,982	2,625,847	901,178	755,144	547,614	333,264	1,028,689	401,074
Transfers between funds	749,723	(1,717,280)	(1,324,627)	(3,248,418)	(77,605)	(898,630)	1,217,966	986,944
Redemptions (note 3)	(7,009,981)	(5,412,449)	(4,134,537)	(3,424,412)	(457,914)	(577,414)	(270,218)	(34,236)
Annuity benefits	(19,039)	(18,541)	(9,453)	(13,684)	(2,046)	(1,846)	-	-
Contract maintenance charges (note 2)	(5,991)	(6,841)	(4,845)	(5,781)	(1,131)	(1,276)	(100)	(41)
Contingent deferred sales charges (note 2)	(32,073)	(64,172)	(20,588)	(42,290)	(5,702)	(9,194)	(357)	(104)
Adjustments to maintain reserves	711	(135)	(93)	(115)	(72)	(73)	(37)	(19)

Net equity transactions	(2,425,668)	(4,593,571)	(4,592,965)	(5,979,556)	3,144	(1,155,169)	1,975,943	1,353,618

Net change in contract owners’ equity	14,100,143	3,436,468	4,171,182	(2,062,223)	2,139,625	(1,226,213)	1,995,296	1,418,875
Contract owners’ equity beginning of period	53,163,432	49,726,964	33,908,704	35,970,928	8,256,598	9,482,811	2,319,996	901,121

Contract owners’ equity end of period	$67,263,575	53,163,432	38,079,886	33,908,704	10,396,223	8,256,598	4,315,292	2,319,996

CHANGES IN UNITS:
Beginning units	3,208,634	3,514,770	2,469,034	2,922,109	757,564	870,520	224,617	91,516
Units purchased	522,005	449,842	224,867	226,437	114,255	99,849	277,775	158,692
Units redeemed	(649,509)	(755,978)	(525,580)	(679,512)	(113,633)	(212,805)	(85,449)	(25,591)

Ending units	3,081,130	3,208,634	2,168,321	2,469,034	758,186	757,564	416,943	224,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRGNR		WRGP		WRHIP		WRIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(287,926)	(304,901)	(620,594)	(822,851)	1,581,338	1,972,954	(87,676)	76,924
Realized gain (loss) on investments	(2,493,902)	(2,347,192)	2,469,439	2,058,222	1,137,628	131,651	(380,715)	(394,942)
Change in unrealized gain (loss) on investments	3,954,959	1,465,190	9,807,953	374,555	1,331,318	4,202,330	2,747,126	1,606,074
Reinvested capital gains	-	1,226,802	4,106,077	3,824,221	-	-	309,069	977,709

Net increase (decrease) in contract owners’ equity resulting from operations	1,173,131	39,899	15,762,875	5,434,147	4,050,284	6,306,935	2,587,804	2,265,765

Equity transactions:
Purchase payments received from contract owners (note 3)	722,579	899,282	2,677,688	1,825,987	3,628,886	2,608,766	891,725	616,491
Transfers between funds	(788,849)	(567,206)	(2,978,643)	(2,783,352)	1,262,456	4,405,271	295,308	(293,794)
Redemptions (note 3)	(1,392,447)	(1,403,199)	(7,568,852)	(5,920,629)	(5,626,430)	(3,296,778)	(2,013,550)	(1,526,820)
Annuity benefits	(4,588)	(5,906)	(30,015)	(28,771)	(33,237)	(30,812)	(7,473)	(11,387)
Contract maintenance charges (note 2)	(3,109)	(4,089)	(6,975)	(8,583)	(5,045)	(5,214)	(2,624)	(2,691)
Contingent deferred sales charges (note 2)	(10,091)	(22,793)	(24,470)	(74,438)	(31,432)	(37,368)	(6,870)	(13,063)
Adjustments to maintain reserves	(831)	(49)	(1,877)	(76)	39	(66)	(915)	(41)

Net equity transactions	(1,477,336)	(1,103,960)	(7,933,144)	(6,989,862)	(804,763)	3,643,799	(844,399)	(1,231,305)

Net change in contract owners’ equity	(304,205)	(1,064,061)	7,829,731	(1,555,715)	3,245,521	9,950,734	1,743,405	1,034,460
Contract owners’ equity beginning of period	19,781,379	20,845,441	49,579,942	51,135,656	46,183,496	36,232,761	15,296,864	14,262,404

Contract owners’ equity end of period	$19,477,175	19,781,379	57,409,673	49,579,942	49,429,017	46,183,496	17,040,269	15,296,864

CHANGES IN UNITS:
Beginning units	1,579,702	1,670,677	3,594,195	4,126,607	2,418,971	2,212,335	971,481	1,050,472
Units purchased	165,331	246,953	380,541	444,245	482,055	560,179	129,044	126,962
Units redeemed	(280,492)	(337,928)	(890,243)	(976,657)	(517,236)	(353,543)	(176,535)	(205,953)

Ending units	1,464,541	1,579,702	3,084,493	3,594,195	2,383,790	2,418,971	923,990	971,481

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRI2P		WRLTBP		WRMIC		WRMCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$21,104	109,336	(52,700)	43,913	(118,983)	(92,143)	(502,937)	(480,136)
Realized gain (loss) on investments	(767,829)	(1,224,691)	(25,379)	8,487	192,944	170,959	1,406,550	1,257,989
Change in unrealized gain (loss) on investments	3,768,560	2,479,188	3,595	(80,713)	3,096,517	34,706	5,632,133	(513,548)
Reinvested capital gains	-	111,552	3,495	60,618	321,022	487,198	1,018,298	2,885,923

Net increase (decrease) in contract owners’ equity resulting from operations	3,021,835	1,475,385	(70,989)	32,305	3,491,500	600,720	7,554,044	3,150,228

Equity transactions:
Purchase payments received from contract owners (note 3)	1,114,325	819,371	658,887	583,259	1,096,990	598,803	1,268,172	1,005,500
Transfers between funds	(1,989)	(901,511)	950,470	865,652	293,347	(383,391)	(505,560)	(1,868,346)
Redemptions (note 3)	(1,517,871)	(1,074,734)	(298,665)	(80,971)	(673,359)	(663,306)	(3,040,030)	(2,388,268)
Annuity benefits	(3,329)	(3,560)	(1,142)	(1,204)	(1,082)	(714)	(1,639)	(1,942)
Contract maintenance charges (note 2)	(1,517)	(1,891)	(211)	(176)	(948)	(991)	(2,722)	(3,137)
Contingent deferred sales charges (note 2)	(8,042)	(9,402)	(405)	(69)	(2,745)	(5,259)	(27,233)	(50,356)
Adjustments to maintain reserves	995	(55)	(60)	1	1,640	(17)	194	(53)

Net equity transactions	(417,428)	(1,171,782)	1,308,874	1,366,492	713,843	(454,875)	(2,308,818)	(3,306,602)

Net change in contract owners’ equity	2,604,407	303,603	1,237,885	1,398,797	4,205,343	145,845	5,245,226	(156,374)
Contract owners’ equity beginning of period	13,329,771	13,026,168	2,866,726	1,467,929	5,921,710	5,775,864	27,889,970	28,046,344

Contract owners’ equity end of period	$15,934,178	13,329,771	4,104,611	2,866,726	10,127,052	5,921,710	33,135,197	27,889,970

CHANGES IN UNITS:
Beginning units	926,244	1,008,924	276,691	143,487	411,526	441,955	1,627,281	1,832,225
Units purchased	159,651	133,083	220,545	206,664	121,824	60,516	239,869	189,632
Units redeemed	(186,108)	(215,763)	(92,179)	(73,460)	(80,004)	(90,945)	(360,847)	(394,576)

Ending units	899,787	926,244	405,057	276,691	453,346	411,526	1,506,303	1,627,281

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRMMP		WRPAP		WRPCP		WRPMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(303,096)	(299,809)	(71,170)	(272,165)	(38,845)	(338,700)	(1,239,040)	(1,932,630)
Realized gain (loss) on investments	-	-	263,591	(541,345)	1,542,063	1,130,256	2,660,005	112,984
Change in unrealized gain (loss) on investments	-	-	9,994,087	3,920,040	4,524,693	696,921	81,057,526	25,056,517
Reinvested capital gains	-	-	3,626,993	2,601,767	2,928,839	1,734,490	21,450,296	13,109,313

Net increase (decrease) in contract owners’ equity resulting from operations	(303,096)	(299,809)	13,813,501	5,708,297	8,956,750	3,222,967	103,928,787	36,346,184

Equity transactions:
Purchase payments received from contract owners (note 3)	18,488,335	21,836,737	1,207,839	1,533,760	5,318,119	5,362,941	32,857,981	62,545,208
Transfers between funds	(1,028,616)	(6,054,844)	(1,139,538)	(1,352,521)	(418,416)	6,586,400	14,715,736	9,521,413
Redemptions (note 3)	(17,458,491)	(17,502,423)	(3,712,175)	(3,838,512)	(2,720,300)	(2,611,794)	(17,533,419)	(11,038,022)
Annuity benefits	(25,227)	(26,382)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,710)	(5,813)	(343,533)	(360,432)	(496,806)	(440,569)	(5,152,546)	(4,236,232)
Contingent deferred sales charges (note 2)	(39,778)	(69,644)	(55,721)	(85,485)	(36,698)	(28,033)	(325,882)	(217,902)
Adjustments to maintain reserves	39	82	(99)	8	(136)	(23)	(292)	(275)

Net equity transactions	(69,448)	(1,822,287)	(4,043,227)	(4,103,182)	1,645,763	8,868,922	24,561,578	56,574,190

Net change in contract owners’ equity	(372,544)	(2,122,096)	9,770,274	1,605,115	10,602,513	12,091,889	128,490,365	92,920,374
Contract owners’ equity beginning of period	24,390,732	26,512,827	56,695,323	55,090,208	68,621,900	56,530,011	523,721,202	430,800,828

Contract owners’ equity end of period	$24,018,188	24,390,732	66,465,597	56,695,323	79,224,413	68,621,900	652,211,567	523,721,202

CHANGES IN UNITS:
Beginning units	2,368,344	2,545,888	5,198,221	5,585,638	6,201,513	5,382,968	47,968,505	42,622,600
Units purchased	5,193,557	5,687,819	146,626	208,017	1,120,594	1,584,542	4,961,645	7,599,069
Units redeemed	(5,203,887)	(5,865,363)	(484,963)	(595,434)	(991,574)	(765,997)	(2,800,143)	(2,253,164)

Ending units	2,358,014	2,368,344	4,859,884	5,198,221	6,330,533	6,201,513	50,130,007	47,968,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,103,375)	(3,353,252)	(185,589)	(782,089)	(40,274)	(83,788)	(638,588)	(511,179)
Realized gain (loss) on investments	2,898,252	463,528	2,797,843	326,073	77,525	(337,718)	473,869	(57,112)
Change in unrealized gain (loss) on investments	108,825,415	40,082,574	18,331,272	6,333,621	(66,247)	2,052,072	16,466,543	5,798,326
Reinvested capital gains	29,782,498	15,622,897	7,257,330	4,446,028	-	-	2,491,854	2,425,243

Net increase (decrease) in contract owners’ equity resulting from operations	140,402,790	52,815,747	28,200,856	10,323,633	(28,996)	1,630,566	18,793,678	7,655,278

Equity transactions:
Purchase payments received from contract owners (note 3)	12,841,089	52,259,145	17,918,101	18,276,267	713,689	629,725	3,680,572	1,844,752
Transfers between funds	(370,675)	(3,724,438)	(3,076,155)	7,338,712	132,359	(297,385)	(154,615)	(1,665,905)
Redemptions (note 3)	(12,806,152)	(9,498,119)	(7,133,293)	(4,240,257)	(1,001,695)	(900,461)	(3,558,677)	(2,812,666)
Annuity benefits	-	-	-	-	(2,268)	(2,188)	(16,356)	(12,776)
Contract maintenance charges (note 2)	(6,706,133)	(5,834,114)	(1,449,044)	(1,231,185)	(1,438)	(1,675)	(5,526)	(5,827)
Contingent deferred sales charges (note 2)	(230,308)	(160,842)	(110,637)	(77,918)	(5,612)	(13,093)	(18,294)	(26,438)
Adjustments to maintain reserves	(60)	32	(200)	(43)	(67)	6	671	(100)

Net equity transactions	(7,272,239)	33,041,664	6,148,772	20,065,576	(165,032)	(585,071)	(72,225)	(2,678,960)

Net change in contract owners’ equity	133,130,551	85,857,411	34,349,628	30,389,209	(194,028)	1,045,495	18,721,453	4,976,318
Contract owners’ equity beginning of period	634,738,345	548,880,934	172,102,184	141,712,975	11,428,463	10,382,969	34,906,648	29,930,330

Contract owners’ equity end of period	$767,868,896	634,738,345	206,451,812	172,102,184	11,234,436	11,428,463	53,628,100	34,906,648

CHANGES IN UNITS:
Beginning units	56,787,403	53,697,460	15,423,228	13,577,068	680,509	716,676	1,716,486	1,852,622
Units purchased	1,743,546	5,504,402	2,435,190	2,819,239	116,435	86,239	297,535	213,867
Units redeemed	(2,301,243)	(2,414,459)	(1,927,612)	(973,079)	(125,577)	(122,406)	(296,377)	(350,003)

Ending units	56,229,706	56,787,403	15,930,806	15,423,228	671,367	680,509	1,717,644	1,716,486

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRSCP		WRSCV		WRVP
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(242,610)	(206,241)	(60,104)	(91,997)	(221,785)	(80,957)
Realized gain (loss) on investments	302,188	(182,549)	231,744	(107,089)	501,661	(538,943)
Change in unrealized gain (loss) on investments	5,552,640	543,497	1,814,839	954,433	6,692,803	2,486,178
Reinvested capital gains	-	313,384	587,691	592,671	689,405	2,108,784

Net increase (decrease) in contract owners’ equity resulting from operations	5,612,218	468,091	2,574,170	1,348,018	7,662,084	3,975,062

Equity transactions:
Purchase payments received from contract owners (note 3)	1,587,986	1,196,972	549,804	263,292	1,657,592	645,510
Transfers between funds	607,910	(5,773)	(344,732)	(864,897)	(339,794)	(1,482,917)
Redemptions (note 3)	(1,651,949)	(1,263,753)	(1,211,242)	(761,649)	(4,135,615)	(3,738,786)
Annuity benefits	(10,456)	(11,573)	(1,329)	(3,146)	(12,168)	(10,113)
Contract maintenance charges (note 2)	(2,063)	(2,393)	(1,396)	(1,543)	(3,740)	(4,289)
Contingent deferred sales charges (note 2)	(6,228)	(11,877)	(6,236)	(4,826)	(16,066)	(35,395)
Adjustments to maintain reserves	(1,156)	(37)	(76)	(73)	(94)	(111)

Net equity transactions	524,044	(98,434)	(1,015,207)	(1,372,842)	(2,849,885)	(4,626,101)

Net change in contract owners’ equity	6,136,262	369,657	1,558,963	(24,824)	4,812,199	(651,039)
Contract owners’ equity beginning of period	13,167,511	12,797,855	8,625,504	8,650,328	24,321,363	24,972,402

Contract owners’ equity end of period	$19,303,773	13,167,511	10,184,467	8,625,504	29,133,562	24,321,363

CHANGES IN UNITS:
Beginning units	975,111	975,520	607,458	712,246	1,813,048	2,193,567
Units purchased	231,534	190,014	86,932	58,986	294,676	252,090
Units redeemed	(189,356)	(190,423)	(149,151)	(163,774)	(484,687)	(632,609)

Ending units	1,017,289	975,111	545,239	607,458	1,623,037	1,813,048

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Bond (WRGBP)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Waddell & Reed Advisors Select Income contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Waddell & Reed Select Preferred, Waddell & Reed Select Preferred 2.0 and Waddell & Reed Select Preferred NY 2.0 contracts, this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Waddell & Reed Advisors Select Income	Waddell & Reed Select Preferred
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40% (1)
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50% (2)
4% Extra Value Credit Option	-	0.60% (3)
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00% (4)
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Nationwide Lifetime Income Rider
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00% (5)
7% (only available in NY)	-	1.00%
10%	-	1.20%
Joint Option for the Nationwide Lifetime Income Rider
Allows surviving spouse to continue to receive the lifetime benefit associated with the Nationwide Lifetime Income Rider.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.30% (6)
10% (not available in NY)	-	0.30% (7)

Maximum Variable Account Charges*	1.50%	4.20%

Nationwide Variable Account - 12 Options	Waddell & Reed Select Preferred 2.0	Waddell & Reed Select Preferred NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit
Five-Year Enhanced	0.05%	0.05%
One-Year Enhanced	0.15%	0.15%
One-Month Enhanced	0.30%
Combination Enhanced	0.65% (1)
Spousal Protection Annuity Option	0.10%	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	0.35% (8)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Additional Optional Riders
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% (9)(10)(11)	1.50% (9)(10)(11)
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% (9)(11)(12)	0.40% (9)(11)(12)

Maximum Variable Account Charges*	4.30% (13)	3.45% (13)

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(1) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(2) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(3) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(4) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(5) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(6) For contracts that elected the 7% Spousal Continuation Benefit on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 7% Spousal Continuation Benefit. For contracts that elected the 7% Spousal Continuation Benefit before December 5, 2011, or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(7) For contracts issued on or after December 5, 2011, or the date of state approval (whichever is later), there is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011, or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(8) In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account will also be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(9) For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Withdrawal” later in this prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(10) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(11) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(12) The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.

(13) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$16,082,766	$5,158	$57,690	$143,232	$64,158	$261,873	$361,580	$118,573
1.3%	1,507,909	-	27,181	7,015	9,508	19,953	29,377	11,113
1.35%	1,094,794	-	9,010	5,556	2,780	38,471	76,327	16,716
1.4%	5,091,129	155	5,347	51,811	9,496	90,259	113,187	19,590
1.45%	204,556	-	2,895	-	-	52	-	56
1.5%	2,100,890	6	5,109	4,204	4,148	24,755	54,677	5,600
1.55%	1,041,971	-	10,618	3,318	6,292	6,335	3,794	3,718
1.6%	160,459	-	2,714	-	-	-	-	676
1.65%	1,217,412	-	815	2,411	2,677	13,499	15,862	16,799
1.7%	153,823	463	7,949	4,202	-	188	-	331
1.75%	763,752	-	-	-	1,402	12,529	5,494	329
1.8%	80,527	-	913	-	-	-	-	245
1.85%	1,714,872	11,268	12,204	-	5,290	39,809	44,005	16,668
1.9%	360,389	25,905	-	-	-	3,427	5,157	-
1.95%	221,222	2,053	540	-	-	7,711	11,250	658
2%	1,381,886	12,408	16,625	3,474	479	28,986	34,221	16,100
2.05%	80,650	-	7,563	-	-	-	-	3,588
2.1%	489,751	8,908	3,039	-	700	21,938	14,154	1,923
2.15%	242,108	779	2,043	845	-	5,455	5,829	5,147
2.2%	2,230	-	551	-	-	-	-	266
2.25%	153,248	2,467	-	-	-	7,316	-	938
2.3%	456	-	-	-	-	150	-	150
2.35%	71,159	-	-	-	-	2,928	1,880	1,051
2.4%	22,647	-	-	-	-	-	-	-
2.45%	5,912	-	-	-	-	3,281	1,693	-
2.5%	57,830	-	-	-	-	-	-	1,943
2.6%	11,452	557	-	-	-	-	-	-
2.7%	1,142	-	-	-	-	-	-	-
2.75%	240	-	-	-	-	-	-	-
3.1%	486	-	-	-	-	-	-	-

Totals	$34,317,668	$70,127	$172,806	$226,068	$106,930	$588,915	$778,487	$242,178

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IDPG2	IDPGI2	WRPMAV	WRPMCV	WRPMMV	WRASP	WRBP	WRBDP

1.25%	$225	$-	$-	$-	$-	$346,256	$67,558	$140,822
1.3%	13,034	2,964	134	7,410	15,911	74,351	14,829	28,944
1.35%	3,203	625	-	560	3,122	40,745	6,642	17,254
1.4%	3,897	-	-	-	2,750	378,223	108,185	193,720
1.45%	1,894	317	-	466	4,072	10,054	4,830	2,712
1.5%	-	-	-	-	-	226,311	56,522	102,775
1.55%	-	-	-	136	2,024	131,026	33,352	57,831
1.6%	-	-	1,289	-	464	16,926	13,002	8,524
1.65%	-	-	-	-	302	171,914	29,659	53,776
1.7%	-	-	106	1,598	852	20,772	3,346	4,954
1.75%	-	-	-	-	-	114,890	32,934	51,243
1.8%	-	-	-	-	-	9,871	3,641	3,326
1.85%	-	-	-	-	-	318,251	51,278	65,497
1.9%	-	-	-	-	-	78,509	19,445	15,073
1.95%	-	-	-	-	-	35,420	7,590	6,325
2%	-	-	-	-	-	198,269	40,714	28,745
2.05%	-	-	-	-	-	5,352	2,354	803
2.1%	-	-	-	-	-	77,796	13,523	11,660
2.15%	-	241	-	-	-	22,298	9,001	4,560
2.2%	-	-	-	-	-	192	-	-
2.25%	-	-	-	-	-	7,970	3,205	1,090
2.3%	-	-	-	-	-	30	-	32
2.35%	-	-	-	-	-	11,124	3,985	6,218
2.4%	-	-	-	-	-	8,048	1,023	170
2.45%	-	-	-	-	-	-	199	30
2.5%	-	-	-	-	-	4,035	282	1,389
2.6%	-	-	-	-	-	3,495	-	289
2.7%	-	-	-	-	-	415	-	192
2.75%	-	-	-	-	-	110	43	27
3.1%	-	-	-	-	-	199	66	112

	$22,253	$4,147	$1,529	$10,170	$29,497	$2,312,852	$527,208	$808,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP

1.25%	$136,113	$84,677	$38,160	$10,485	$59,476	$120,589	$117,658	$47,836
1.3%	28,137	16,301	5,336	1,730	13,880	30,302	27,740	15,200
1.35%	16,422	8,479	1,988	429	4,704	16,504	8,932	5,116
1.4%	157,325	104,027	26,617	8,028	71,824	119,826	179,306	56,225
1.45%	8,000	1,842	308	4,546	2,030	5,874	5,785	1,485
1.5%	103,513	62,729	15,345	4,590	41,042	86,962	107,862	37,891
1.55%	58,151	24,157	15,517	7,304	18,516	33,870	66,454	19,785
1.6%	6,703	856	990	2,334	2,056	9,145	6,890	1,150
1.65%	58,177	29,044	13,137	2,138	29,211	54,153	60,401	16,056
1.7%	13,454	2,333	1,143	1,180	3,729	2,438	14,687	4,065
1.75%	49,513	29,843	8,029	1,355	15,753	48,616	59,262	12,591
1.8%	9,111	2,740	2,838	1,559	1,655	5,784	3,766	1,156
1.85%	118,891	79,188	1,638	761	5,949	128,015	14,049	3,407
1.9%	32,517	22,217	553	-	3,294	39,177	3,979	277
1.95%	17,540	9,671	-	-	230	13,317	177	-
2%	86,316	53,900	2,466	37	5,897	80,693	10,906	2,772
2.05%	1,182	2,043	272	253	43	1,374	2,919	881
2.1%	37,042	25,192	2,527	-	5,516	33,671	10,512	3,040
2.15%	10,355	6,783	2,338	-	1,403	8,244	2,177	1,829
2.2%	223	181	-	-	-	-	-	-
2.25%	3,003	4,212	293	-	711	3,766	1,055	551
2.3%	-	32	-	-	-	-	-	-
2.35%	4,611	1,945	18	-	276	3,821	8,671	538
2.4%	873	58	-	-	-	933	-	-
2.45%	168	84	-	-	-	34	-	-
2.5%	2,980	212	592	-	457	421	1,690	-
2.6%	336	855	-	-	200	2,368	1,395	272
2.7%	-	-	-	-	74	317	-	-
2.75%	-	-	-	-	-	32	-	-
3.1%	47	-	-	-	-	43	-	-

	$960,703	$573,601	$140,105	$46,729	$287,926	$850,289	$716,273	$232,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRPAP	WRPCP	WRPMP

1.25%	$40,457	$9,428	$18,595	$64,879	$112,614	$447,478	$444,626	$4,826,962
1.3%	9,774	2,028	8,198	16,217	35,429	33,311	42,443	519,040
1.35%	3,102	1,688	3,442	8,631	26,084	68,631	40,441	300,630
1.4%	49,156	9,338	24,045	69,076	53,696	57,484	173,325	955,735
1.45%	2,374	1,925	2,704	1,456	10	2,249	2,176	92,167
1.5%	28,926	9,596	14,966	42,038	25,281	45,883	51,083	235,913
1.55%	23,266	7,021	11,354	25,346	4,570	14,566	42,537	123,606
1.6%	1,567	2,958	2,805	2,261	2,730	5,261	3,456	24,149
1.65%	16,009	3,324	14,588	23,414	15,915	29,310	33,292	143,717
1.7%	3,279	2,149	1,844	3,524	181	2,099	3,254	13,411
1.75%	12,029	1,528	5,661	18,225	7,900	3,071	4,286	89,823
1.8%	1,367	242	1,806	3,351	623	45	843	729
1.85%	9,619	500	1,953	103,466	11,003	56,832	58,683	224,144
1.9%	234	-	1,727	21,104	183	4,275	9,910	21,418
1.95%	363	-	142	10,894	251	6,959	15,453	36,319
2%	3,772	151	1,942	48,691	1,171	52,620	43,778	197,791
2.05%	1,050	88	-	1,384	85	-	-	23,619
2.1%	4,539	-	1,989	28,451	7,538	10,834	16,298	64,494
2.15%	2,273	463	398	2,059	-	5,707	14,104	28,595
2.2%	-	-	-	-	-	-	-	286
2.25%	427	-	107	3,019	1,338	1,743	637	43,586
2.3%	-	-	-	-	29	-	-	-
2.35%	-	273	-	2,353	796	2,962	7,035	1,677
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	31	125	-	-	-	-
2.5%	21	-	686	1,942	87	-	19,212	4,323
2.6%	-	-	-	1,031	-	-	-	-
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$213,604	$52,700	$118,983	$502,937	$307,514	$851,320	$1,026,872	$7,972,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

1.25%	$6,245,892	$1,409,867	$38,638	$118,976	$38,017	$30,978	$53,240
1.3%	212,286	165,379	6,907	27,528	11,977	3,977	13,065
1.35%	240,251	85,314	3,778	11,610	5,623	2,870	9,114
1.4%	1,390,650	264,273	36,166	154,275	59,908	32,641	61,563
1.45%	6,873	20,177	2,102	5,896	2,974	767	3,488
1.5%	391,437	83,979	25,493	93,781	38,741	17,243	52,489
1.55%	90,536	77,319	16,933	53,354	20,303	12,131	16,931
1.6%	16,421	9,042	2,385	6,612	3,363	643	3,087
1.65%	157,633	77,434	12,630	61,732	20,780	13,932	23,671
1.7%	5,757	10,739	2,385	11,847	3,653	259	1,652
1.75%	68,758	11,701	11,388	40,750	12,495	7,901	24,453
1.8%	5,351	3,844	1,249	5,866	2,552	1,562	4,492
1.85%	128,888	109,652	2,296	9,737	6,124	7,904	67,903
1.9%	15,188	9,134	1,856	3,748	1,533	15	20,534
1.95%	13,281	12,882	106	875	474	138	10,603
2%	187,322	157,522	1,787	16,179	5,933	1,213	39,006
2.05%	10,541	12,516	47	727	494	13	1,459
2.1%	17,050	33,632	2,595	6,718	2,332	2,662	19,478
2.15%	46,225	35,995	2,153	4,883	2,526	2,329	5,071
2.2%	-	277	-	-	-	-	254
2.25%	55,795	3,750	697	1,994	1,036	325	2,217
2.3%	-	-	-	-	-	-	33
2.35%	-	6,592	-	92	81	12	2,220
2.4%	1,660	9,653	-	-	-	-	229
2.45%	-	-	72	128	-	38	29
2.5%	2,261	13,024	-	895	1,302	-	76
2.6%	-	-	24	241	389	-	-
2.7%	-	-	-	144	-	-	-
2.75%	-	-	-	-	-	-	28
3.1%	-	-	-	-	-	-	19

	$9,310,056	$2,623,697	$171,687	$638,588	$242,610	$139,553	$436,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $ 10,847,977 and $15,982,141, respectively, and total transfers from the Account to the fixed account were $8,756,120 and $6,710,730, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $154,852 and $141,708 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $132,738 and $624,450 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$2,678,403,387	$0	$0	$2,678,403,387

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )		$332,048	$273,713
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )		4,486,874	821,052
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )		3,072,977	862,382
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )		3,424,525	2,046,373
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )		2,237,700	3,840,357
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )		1,336,983	5,265,518
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )		3,054,398	2,550,871
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )		5,652,058	86,431
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )		1,180,744	16,515
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )		593,201	1,436
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )		4,173,095	49,784
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )		15,232,627	133,380
Variable Insurance Portfolios - Asset Strategy ( WRASP )		4,597,527	21,079,719
Variable Insurance Portfolios - Balanced ( WRBP )		6,071,876	3,317,995
Variable Insurance Portfolios - Bond ( WRBDP )		4,851,035	13,035,411
Variable Insurance Portfolios - Core Equity ( WRCEP )		8,840,880	7,080,325
Variable Insurance Portfolios - Dividend Opportunities ( WRDIV )		2,303,678	6,120,713
Variable Insurance Portfolios - Energy ( WRENG )		1,073,372	1,177,375
Variable Insurance Portfolios - Global Bond ( WRGBP )		2,620,887	691,671
Variable Insurance Portfolios - Global Natural Resources ( WRGNR )		816,458	2,580,960
Variable Insurance Portfolios - Growth ( WRGP )		5,742,145	10,188,020
Variable Insurance Portfolios - High Income ( WRHIP )		7,587,865	6,811,402
Variable Insurance Portfolios - International Growth ( WRIP )		1,666,376	2,288,538
Variable Insurance Portfolios - International Core Equity ( WRI2P )		1,711,850	2,109,228
Variable Insurance Portfolios - Limited-Term Bond ( WRLTBP )		2,002,379	742,683
Variable Insurance Portfolios - Micro Cap Growth ( WRMIC )		1,940,078	1,025,892
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		2,728,155	4,521,889
Variable Insurance Portfolios - Money Market ( WRMMP )		17,632,641	18,005,173
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )		5,585,904	6,073,228
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		14,428,540	9,892,724
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		63,579,782	18,806,994
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		45,973,090	24,567,987
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		25,502,090	12,281,519
Variable Insurance Portfolios - Real Estate Securities ( WRRESP )		1,342,235	1,547,531
Variable Insurance Portfolios - Science and Technology ( WRSTP )		5,865,130	4,084,840
Variable Insurance Portfolios - Small Cap Growth ( WRSCP )		2,377,877	2,095,373
Variable Insurance Portfolios - Small Cap Value ( WRSCV )		1,535,218	2,022,812
Variable Insurance Portfolios - Value ( WRVP )		2,672,281	5,054,526

	Total	$285,826,579	$203,152,340

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	1.25% to 2.60%	359,927	$11.96 to $ 10.91	$4,129,773	1.67%	25.66% to 23.94%
2012	1.25% to 2.60%	353,358	9.52 to 8.81	3,244,981	1.54%	14.45% to 12.88%
2011	1.25% to 2.60%	377,969	8.32 to 7.80	3,050,878	1.81%	-5.13% to -6.42%
2010	1.25% to 2.60%	385,733	8.77 to 8.34	3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	1.25% to 2.20%	939,574	15.09 to 14.42	14,053,051	1.90%	12.01% to 10.93%
2012	1.25% to 2.20%	692,844	13.47 to 13.00	9,261,172	1.97%	8.02% to 6.97%
2011	1.25% to 2.20%	505,634	12.47 to 12.15	6,274,762	2.15%	-0.37% to -1.33%
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	1.25% to 2.15%	1,128,716	17.13 to 16.42	19,276,759	1.83%	18.00% to 16.93%
2012	1.25% to 2.15%	1,009,066	14.52 to 14.04	14,619,955	1.89%	10.84% to 9.83%
2011	1.25% to 2.15%	819,775	13.10 to 12.78	10,721,909	2.16%	-2.17% to -3.06%
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	1.25% to 2.00%	765,318	11.63 to 11.05	8,855,649	1.89%	3.52% to 2.74%
2012	1.25% to 2.10%	660,619	11.23 to 10.70	7,382,543	1.85%	3.86% to 2.96%
2011	1.25% to 2.10%	596,408	10.81 to 10.39	6,415,109	2.39%	1.65% to 0.77%
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	1.25% to 2.45%	3,562,899	12.19 to 11.23	42,919,585	1.68%	15.17% to 13.77%
2012	1.25% to 2.45%	3,713,283	10.58 to 9.87	38,900,335	1.66%	9.42% to 8.09%
2011	1.25% to 2.45%	3,922,763	9.67 to 9.13	37,608,280	2.13%	-1.29% to -2.48%
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	1.25% to 2.45%	4,893,842	12.12 to 11.17	58,776,384	1.67%	20.85% to 19.38%
2012	1.25% to 2.45%	5,261,702	10.03 to 9.36	52,372,238	1.63%	12.33% to 10.97%
2011	1.25% to 2.45%	5,698,777	8.93 to 8.44	50,565,308	2.01%	-3.35% to -4.52%
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	1.25% to 2.50%	1,468,914	12.07 to 11.09	17,568,334	1.75%	9.11% to 7.73%
2012	1.25% to 2.50%	1,450,762	11.06 to 10.29	15,895,422	1.74%	6.69% to 5.33%
2011	1.25% to 2.50%	1,479,409	10.37 to 9.77	15,191,490	2.29%	0.79% to -0.48%
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.25% to 1.45%	539,397	10.75 to 10.74	5,796,426	2.53%	7.53% to 7.38%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	1.30% to 2.15%	112,297	10.66 to 10.60	1,196,578	3.04%	6.61% to 5.99%	****
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2013	1.30% to 1.70%	56,681	10.80 to 10.78	611,278	0.00%	7.96% to 7.80%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2013	1.30% to 1.70%	402,305	10.59 to 10.57	4,259,486	0.00%	5.90% to 5.73%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2013	1.30% to 1.70%	1,453,290	10.72 to 10.70	15,568,312	0.00%	7.15% to 6.98%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	1.25% to 2.60%	5,377,334	29.20 to 25.51	153,942,213	1.29%	23.57% to 21.88%
2012	1.25% to 3.10%	6,015,892	23.63 to 20.00	139,473,864	1.15%	17.68% to 15.47%
2011	1.25% to 3.10%	6,728,233	20.08 to 17.32	132,707,453	1.04%	-8.36% to -10.08%
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
Variable Insurance Portfolios - Balanced (WRBP)
2013	1.25% to 2.50%	1,983,954	18.61 to 16.42	36,453,506	1.43%	22.15% to 20.61%
2012	1.25% to 3.10%	1,982,498	15.23 to 12.89	29,861,465	1.50%	10.35% to 8.27%
2011	1.25% to 3.10%	1,990,544	13.81 to 11.91	27,171,664	1.50%	2.02% to 0.12%
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
Variable Insurance Portfolios - Bond (WRBDP)
2013	1.25% to 2.60%	3,687,661	12.81 to 11.18	46,382,804	3.56%	-3.31% to -4.64%
2012	1.25% to 3.10%	4,488,230	13.24 to 11.21	58,463,749	3.10%	4.45% to 2.49%
2011	1.25% to 3.10%	4,478,753	12.68 to 10.93	55,945,243	2.58%	5.97% to 3.99%
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	1.25% to 2.60%	3,081,130	$21.97 to $ 19.19	$66,623,510	0.54%	31.84% to 30.04%
2012	1.25% to 3.10%	3,208,634	16.66 to 14.10	52,631,535	0.59%	17.12% to 14.92%
2011	1.25% to 3.10%	3,514,770	14.23 to 12.27	49,228,864	0.36%	0.39% to -1.48%
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2013	1.25% to 2.60%	2,168,321	17.98 to 15.71	37,833,546	1.59%	27.99% to 26.24%
2012	1.25% to 2.60%	2,469,034	14.05 to 12.44	33,692,481	1.11%	11.76% to 10.23%
2011	1.25% to 2.75%	2,922,109	12.57 to 11.15	35,735,406	1.05%	-5.88% to -7.31%
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
Variable Insurance Portfolios - Energy (WRENG)
2013	1.25% to 2.50%	758,186	13.91 to 12.61	10,373,669	0.00%	26.16% to 24.56%
2012	1.25% to 2.50%	757,564	11.02 to 10.13	8,236,808	0.00%	0.11% to -1.17%
2011	1.25% to 2.60%	870,520	11.01 to 10.19	9,461,034	0.00%	-10.21% to -11.44%
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
Variable Insurance Portfolios - Global Bond (WRGBP)
2013	1.25% to 2.05%	416,943	10.41 to 10.19	4,315,292	0.00%	0.47% to -0.34%
2012	1.25% to 2.05%	224,617	10.36 to 10.22	2,319,996	3.90%	5.08% to 4.22%
2011	1.25% to 1.85%	91,516	9.86 to 9.82	901,121	2.97%	-1.40% to -1.80%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	1.25% to 2.60%	1,464,541	13.50 to 11.99	19,409,219	0.00%	6.45% to 5.00%
2012	1.25% to 2.70%	1,579,702	12.68 to 11.33	19,701,085	0.00%	0.61% to -0.87%
2011	1.25% to 2.70%	1,670,677	12.60 to 11.43	20,754,800	0.00%	-22.43% to -23.56%
2010	1.25% to 2.70%	1,767,719	16.25 to 14.96	28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
Variable Insurance Portfolios - Growth (WRGP)
2013	1.25% to 2.60%	3,084,493	18.61 to 16.25	56,608,873	0.43%	34.75% to 32.91%
2012	1.25% to 3.10%	3,594,195	13.81 to 11.68	48,918,652	0.06%	11.33% to 9.24%
2011	1.25% to 3.10%	4,126,607	12.40 to 10.69	50,482,763	0.40%	0.85% to -1.04%
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
Variable Insurance Portfolios - High Income (WRHIP)
2013	1.25% to 2.60%	2,383,790	20.50 to 17.91	48,871,027	4.80%	9.12% to 7.63%
2012	1.25% to 2.60%	2,418,971	18.79 to 16.64	45,602,009	6.30%	17.15% to 15.55%
2011	1.25% to 2.60%	2,212,335	16.04 to 14.40	35,705,820	7.10%	3.95% to 2.53%
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
Variable Insurance Portfolios - International Growth (WRIP)
2013	1.25% to 2.60%	923,990	18.09 to 15.80	16,885,242	0.91%	17.74% to 16.13%
2012	1.25% to 2.60%	971,481	15.37 to 13.61	15,144,692	1.98%	16.57% to 14.98%
2011	1.25% to 2.60%	1,050,472	13.18 to 11.83	14,086,777	0.41%	-8.48% to -9.73%
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2013	1.25% to 2.15%	899,787	17.66 to 16.14	15,792,677	1.64%	23.35% to 22.23%
2012	1.25% to 2.50%	926,244	14.32 to 12.79	13,210,173	2.32%	11.91% to 10.49%
2011	1.25% to 2.60%	1,008,924	12.79 to 11.49	12,907,859	1.56%	-14.96% to -16.12%
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2013	1.25% to 2.15%	405,057	10.16 to 9.91	4,089,786	0.00%	-1.78% to -2.68%
2012	1.25% to 2.35%	276,691	10.34 to 10.15	2,850,484	3.73%	2.08% to 0.94%
2011	1.25% to 2.00%	143,487	10.13 to 10.08	1,450,827	2.19%	1.30% to 0.78%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2013	1.25% to 2.50%	453,346	22.65 to 19.98	10,095,361	0.00%	55.32% to 53.36%
2012	1.25% to 2.50%	411,526	14.58 to 13.03	5,909,332	0.00%	10.44% to 9.04%
2011	1.25% to 2.50%	441,955	13.20 to 11.95	5,763,772	0.00%	-8.17% to -9.33%
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	1.25% to 2.60%	1,506,303	22.63 to 20.11	33,099,720	0.00%	28.31% to 26.56%
2012	1.25% to 2.60%	1,627,281	17.64 to 15.89	27,860,724	0.00%	12.14% to 10.60%
2011	1.25% to 2.60%	1,832,225	15.73 to 14.37	28,017,146	0.01%	-1.80% to -3.14%
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Money Market (WRMMP)
2013	1.25% to 2.50%	2,358,014	$10.27 to$ 9.04	$23,906,741	0.02%	-1.23% to -2.48%
2012	1.25% to 2.50%	2,368,344	10.39 to 9.27	24,272,395	0.02%	-1.23% to -2.49%
2011	1.25% to 2.50%	2,545,888	10.52 to 9.50	26,365,826	0.02%	-1.23% to -2.47%
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2013	1.25% to 2.35%	4,859,884	13.79 to 12.91	66,465,597	1.28%	25.54% to 24.14%
2012	1.25% to 2.35%	5,198,221	10.98 to 10.40	56,695,323	0.92%	10.78% to 9.54%
2011	1.25% to 2.35%	5,585,638	9.91 to 9.50	55,090,208	1.23%	-5.35% to -6.40%
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2013	1.25% to2.50%	6,330,533	12.64 to 11.74	79,224,413	1.37%	13.31% to11.88%
2012	1.25% to 2.50%	6,201,513	11.16 to 10.49	68,621,900	0.88%	5.61% to 4.27%
2011	1.25% to 2.50%	5,382,968	10.56 to 10.06	56,530,011	1.17%	-0.51% to -1.76%
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2013	1.25% to 2.50%	50,130,007	13.08 to 12.15	652,211,567	1.14%	19.32% to 17.81%
2012	1.25% to 2.50%	47,968,505	10.96 to 10.31	523,721,202	0.94%	8.16% to 6.79%
2011	1.25% to 2.75%	42,622,600	10.14 to 9.56	430,800,828	1.03%	-2.69% to -4.16%
2010	0.40% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2013	1.25% to 2.50%	56,229,706	13.71 to 12.73	767,868,896	1.18%	22.27% to 20.72%
2012	1.25% to 2.50%	56,787,403	11.22 to 10.55	634,738,345	0.78%	9.43% to 8.04%
2011	1.25% to 2.50%	53,697,460	10.25 to 9.76	548,880,934	0.79%	-4.23% to -5.44%
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2013	1.25% to 2.50%	15,930,806	13.06 to 12.12	206,451,812	1.30%	16.24% to 14.77%
2012	1.25% to 2.50%	15,423,228	11.23 to 10.56	172,102,184	0.91%	7.05% to 5.69%
2011	1.25% to 3.00%	13,577,068	10.49 to 9.80	141,712,975	1.08%	-1.25% to -2.99%
2010	1.25% to 2.50%	10,120,254	10.63 to 10.25	107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	1.25% to 2.60%	671,367	16.99 to 14.93	11,185,673	1.13%	-0.13% to -1.50%
2012	1.25% to 2.60%	680,509	17.02 to 15.16	11,370,360	0.72%	16.24% to 14.65%
2011	1.25% to 2.60%	716,676	14.64 to 13.22	10,330,210	0.76%	3.70% to 2.28%
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	1.25% to 2.60%	1,717,644	30.49 to 26.63	53,106,512	0.00%	54.43% to 52.32%
2012	1.25% to 2.70%	1,716,486	19.74 to 17.32	34,551,617	0.00%	26.23% to 24.37%
2011	1.25% to 2.70%	1,852,622	15.64 to 13.93	29,614,848	0.00%	-6.94% to -8.31%
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	1.25% to 2.60%	1,017,289	18.28 to 15.97	19,030,333	0.00%	41.57% to 39.64%
2012	1.25% to 2.60%	975,111	12.92 to 11.44	12,951,783	0.00%	3.85% to 2.42%
2011	1.25% to 2.60%	975,520	12.44 to 11.17	12,556,018	0.00%	-11.72% to-12.92%
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2013	1.25% to 2.35%	545,239	18.75 to 16.80	10,135,455	0.84%	31.86% to 30.39%
2012	1.25% to 2.45%	607,458	14.22 to 12.76	8,585,033	0.46%	17.15% to 15.72%
2011	1.25% to 2.60%	712,246	12.14 to 10.90	8,605,276	0.49%	-13.88% to -15.05%
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
Variable Insurance Portfolios - Value (WRVP)
2013	1.25% to 2.50%	1,623,037	17.78 to 15.69	28,715,917	0.80%	33.65% to 31.96%
2012	1.25% to 3.10%	1,813,048	13.30 to 11.26	23,976,704	1.35%	17.39% to 15.19%
2011	1.25% to 3.10%	2,193,567	11.33 to 9.77	24,640,900	0.75%	-8.47% to -10.19%
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	11.22% to 9.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	1.25% to 2.50%	553,854	$10.23 to $ 9.55	$5,554,056	5.46%	7.02% to 5.66%

2013	Reserves for annuity contracts in payout phase:			6,312,292
2013	Contract owners equity:			$2,678,403,268
2012	Reserves for annuity contracts in payout phase:			5,652,372
2012	Contract owners equity:			$2,222,792,913
2011	Reserves for annuity contracts in payout phase:			5,553,679
2011	Contract owners equity:			$1,960,829,998
2010	Reserves for annuity contracts in payout phase:			6,412,735
2010	Contract owners equity:			$1,659,213,789
2009	Reserves for annuity contracts in payout phase:			6,242,032
2009	Contract owners equity:			$1,199,462,127

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.